UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22075

Morgan Stanley Commodities Alpha Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	July 31, 2010

Date of reporting period:	January 31, 2010

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Commodities Alpha Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended January 31, 2010

Total Return for the 6 Months Ended January 31, 2010
Class A	Class C	Class I	Class R	Class W	Dow Jones UBS Commodity Index[1]
–1.76%	–2.09%	–1.59%	–1.82%	–1.76%	2.09%

The performance of the Fund's five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

During the six-month period of August 2009 through January 2010, the commodity markets continued to recover from the 2008-2009 financial crisis. By mid-summer 2009, the widespread risk aversion of the financial crisis had significantly declined and investors were aggressively pursuing cyclical investment opportunities. In fact, as of early-August, the Dow Jones-UBS Commodities Index (the "Index") had rallied back 27.4 percent from the March 2 low of 204.41. Three reasons had emerged for investors seeking to increase their exposure to commodities. First, investors anticipated that improving economic conditions would boost commodity demand. Increasing economic activity generally fuels demand for raw materials and energy resources - key elements of production. Second, fiscal and monetary action adopted by the G-7 during the crisis resulted in unprecedented levels of liquidity, prompting some investors to consider the prospect of inflation. Investors viewed commodities as an excellent hedge against rising price levels. Finally, valuations had become attractive following an abrupt sell-off in commodities during the second half of 2009.

Together, these factors helped the Index rebound strongly. From August 2009 through the year-end, commodities continued to push higher, with the Index gaining an additional 7.2 percent.

In January 2010, however, commodities experienced a sharp sell-off as the Index lost over 7 percent due to weaker than expected economic data and growing concerns about the prospects of a "jobless" recovery. Risk assets in general experienced a correction as market pessimism grew.

By the end of January 2010, it appeared the commodities market and financial markets in general were concerned that we had come too far, too fast. During the six-month review period as a whole, the commodities market had only advanced 2.09 percent (as measured by the Index), although a snapshot of individual commodity sectors showed some divergent trends. Within the Index, precious metals were the best performing sector, gaining 14.25 percent as they continued to benefit from their safe haven status, and to some degree, as an inflation hedge. The highly cyclical industrial metals sector came in second, adding 11.11 percent. The poorest performing sector was energy, losing 7.59 percent during the period, as a 15 percent drop in natural gas prices weighed heavily on the energy sector.

Performance Analysis

All share classes of Morgan Stanley Commodities Alpha Fund underperformed the Dow Jones UBS Commodity Index (the "Index") for the six months ended January 31, 2010, assuming no deduction of applicable sales charges.

The main contributors to the Fund's underperformance of the Index during the period included active allocations in red wheat, sugar, natural gas, soybeans and coffee. Offsetting some of the losses were positive contributions from positions in corn, zinc, gold and copper.

Despite a difficult market in January, we are seeing more signs that the global economy is improving. Although over the past 18 months commodities have shown unusually high correlations to equities, we expect correlation levels to begin to return to normal low levels as the economy rebounds.

We believe leading indicators point to a cyclical recovery with increasing consistency. Nevertheless, until the lagging economic indicators, such as employment, have turned positive, we expect commodities to trade sideways. January's correction is evidence, in our view, that jobless growth is a key concern of investors. Once the lagging indicators (employment in particular) reflect progress in the business cycle, we expect commodities and markets in general, to benefit.

Our approach to commodity investing is based on a quantitative, actively managed, multi-strategy investment process. This process seeks to exploit unique opportunities in the commodities markets. Through dynamic risk management, our strategy aims to achieve superior excess returns with strong adherence to tracking error targets.

There is no guarantee that the strategy discussed above will continue to perform as discussed herein or the securities discussed above will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 01/31/10
Short-Term	54.4%
Commodity-Linked Securities	29.3
Wholly-Owned Subsidiary	16.3

Commodities exposure for the Fund is targeted at 100% of total assets. Commodities exposure achieved through commodity linked notes will effectively be three times that shown above due to the multiplier embedded in these notes. Additionally, commodities exposure is obtained through the investments held by the Cayman subsidiary.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition data are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

Morgan Stanley Investment Advisors Inc., the Fund's "Investment Adviser," and Morgan Stanley Investment Management Limited, the Fund's "Sub-Adviser" (the "Advisers") use an actively managed, quantitative investment process to seek exposure to the commodities markets. The Advisers seek to capitalize on inefficiencies in the global commodities markets. The Advisers seek long term total return by investing in commodity-linked notes, commodity swaps and other commodity-linked derivative instruments, as well as fixed-income securities and money market instruments.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com.

You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended January 31, 2010
Symbol	Class A Shares* (since 04/30/08) COAAX	Class C Shares† (since 04/30/08) COACX	Class I Shares†† (since 04/30/08) COAIX	Class R Shares# (since 04/30/08) COARX	Class W Shares## (since 06/03/08) COAWX
1 Year	14.33%[2] 8.90 [3]	13.47%[2] 12.47 [3]	14.65%[2] —	14.13%[2] —	14.26%[2] —
Since Inception	–24.52 [2] –26.59 [3]	–25.13 [2] –25.13 [3]	–24.33 [2] —	–24.72 [2] —	–27.75 [2] —
Gross Expense Ratio	1.67	2.44	1.44	1.94	1.79

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of each Fund's fiscal year end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.75%.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  The Dow Jones-UBS Commodity Index ("DJ-UBSCI") is designed to be a highly liquid and diversified benchmark for the commodity futures market. The Index is composed of futures contracts on 19 physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (LME). The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(3)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/09 – 01/31/10.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	08/01/09	01/31/10	08/01/09 – 01/31/10
Class A
Actual (–1.76% return)	$1,000.00	$982.40	$6.30
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.41
Class C
Actual (–2.09% return)	$1,000.00	$979.10	$10.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.07	$10.21
Class I
Actual (–1.59% return)	$1,000.00	$984.10	$5.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.11	$5.14
Class R
Actual (–1.82% return)	$1,000.00	$981.80	$7.54
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.59	$7.68
Class W
Actual (–1.76% return)	$1,000.00	$982.40	$6.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.35	$6.92

  @  Expenses are equal to the Fund's annualized expense ratios of 1.26%, 2.01%, 1.01%, 1.51%, and 1.36% for Class A, Class C, Class I, Class R, and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.46%, 2.21%, 1.21%, 1.71% and 1.56% for Class A, Class C, Class I, Class R and Class W shares, respectively.

Morgan Stanley Commodities Alpha Fund

Portfolio of Investments  ■  January 31, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		EXPIRATION DATE	VALUE
	Commodity-Linked Securities (29.3%)
$8,559	Cargill Commodity Linked Note (a)	12/02/10	$7,452,525
4,700	Commonwealth Bank of Australia Commodity Linked Note (a)	01/18/11	3,822,677
1,700	UBS AG Commodity Linked Note (a)	01/18/11	1,382,793
	Total Commodity-Linked Securities (Cost $14,959,144)		12,657,995
NUMBER OF SHARES
	Wholly-Owned Subsidiary (16.4%)
953,105	Morgan Stanley Commodities Alpha Fund (Cayman), Ltd. (Cost $5,734,713) (b)		7,053,127

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (54.5%)
	Certificate of Deposit (9.3%)
$2,000	BNP Paribas	0.26%	06/07/10	2,000,000
2,000	Fortis Bank Sa/Nv	0.00	02/16/10	1,999,811
	Total Certificate of Deposit (Cost $3,999,811)			3,999,811
	Commercial Paper (34.7%)
1,000	Banco Bilbao Vizcaya Argentina - NY	0.00	03/18/10	999,719
2,000	Cse Nat Caisse D Epargne Prev	0.00	03/23/10	1,999,278
2,000	Intesa Sanpaolo Bank Ireland	0.00	04/21/10	1,999,123
1,000	Kfw International Finance Inc.	0.00	03/17/10	999,681
2,000	Kingdom of Netherlands	0.00	10/13/10	1,995,559
1,000	Landwirt Rentenbank	0.00	02/22/10	999,863
2,000	Lloyds TSB Bank PLC	0.00	07/21/10	1,996,852
2,000	N.V. Bank Nederlands Gemeenten	0.00	07/06/10	1,997,213
1,000	Nederlandse Waterschaps	0.00	02/18/10	999,884
1,000	Rabo Australia Limited	0.00	02/22/10	999,853
	Total Commercial Paper (Cost $14,987,025)			14,987,025

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund

Portfolio of Investments  ■  January 31, 2010 (unaudited) continued

NUMBER OF SHARES (000)			VALUE
	Investment Company (10.5%)
4,528	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (See Note 6) (Cost $4,527,587)		$4,527,587
	Total Short-Term Investments (Cost $23,514,423)		23,514,423
	Total Investments (Cost $44,208,280) (c)	100.2%	43,225,545
	Liabilities in Excess of Other Assets	(0.2)	(66,314)
	Net Assets	100.0%	$43,159,231

  (a)  Security is linked to the Dow Jones UBS Commodities Index Total Return. The index is currently comprised of futures contracts on nineteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.

  (b)  Investment in a wholly-owned subsidiary. See Note 1 of accompanying Notes and individual financial statements of the entity included herein beginning on page 29.

  (c)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,318,414 and the aggregate gross unrealized depreciation is $2,301,149 resulting in net unrealized depreciation of $982,735.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Investments in securities, at value (cost $33,945,980)	$31,644,831
Investment in affiliate, at value (cost $4,527,587)	4,527,587
Wholly-owned subsidiary (cost $5,734,713)	7,053,127
Receivable for:
Dividends from affiliate	1,018
Interest	361
Prepaid expenses and other assets	31,353
Total Assets	43,258,277
Liabilities:
Payable for:
Investment advisory fee	19,140
Distribution fee	3,346
Administration fee	3,163
Shares of beneficial interest redeemed	2,500
Transfer agent fee	664
Accrued expenses and other payables	70,233
Total Liabilities	99,046
Net Assets	$43,159,231
Composition of Net Assets:
Paid-in-capital	$68,898,476
Net unrealized depreciation	(1,004,787)
Accumulated net investment loss	(816,044)
Accumulated net realized loss	(23,918,414)
Net Assets	$43,159,231
Class A Shares:
Net Assets	$4,991,304
Shares Outstanding (unlimited shares authorized, $.01 par value)	279,259
Net Asset Value Per Share	$17.87
Maximum Offering Price Per Share, (net asset value plus 4.99% of net asset value)	$18.76
Class C Shares:
Net Assets	$2,263,377
Shares Outstanding (unlimited shares authorized, $.01 par value)	127,361
Net Asset Value Per Share	$17.77
Class I Shares:
Net Assets	$35,732,043
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,994,148
Net Asset Value Per Share	$17.92
Class R Shares:
Net Assets	$114,248
Shares Outstanding (unlimited shares authorized, $.01 par value)	6,402
Net Asset Value Per Share	$17.85
Class W Shares:
Net Assets	$58,259
Shares Outstanding (unlimited shares authorized, $.01 par value)	3,261
Net Asset Value Per Share	$17.87

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund

Financial Statements continued

Statement of Operations

For the six months ended January 31, 2010 (unaudited)

Net Investment Loss:
Income
Dividends from affiliate	$19,686
Interest	33,354
Total Income	53,040
Expenses
Investment advisory fee	137,129
Professional fees	47,640
Shareholder reports and notices	30,392
Registration fees	27,002
Distribution fee (Class A shares)	6,699
Distribution fee (Class C shares)	12,230
Distribution fee (Class R shares)	265
Distribution fee (Class W shares)	107
Administration fee	18,358
Custodian fees	3,549
Transfer agent fees and expenses	2,531
Trustees' fees and expenses	1,481
Other	8,927
Total Expenses	296,310
Less: amounts waived/reimbursed	(28,798)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 6)	(16,658)
Net Expenses	250,854
Net Investment Loss	(197,814)
Realized and Unrealized Gain (Loss): Realized Gain on:
Commodity-linked notes	4,677,577
Wholly-owned subsidiary	1,265,323
Net Realized Gain	5,942,900
Change in Unrealized Appreciation/Depreciation on:
Commodity-linked notes	(5,406,151)
Wholly-owned subsidiary	(1,049,833)
Net Change in Unrealized Appreciation/Depreciation	(6,455,984)
Net Loss	(513,084)
Net Decrease	$(710,898)

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JANUARY 31, 2010	FOR THE YEAR ENDED JULY 31, 2009
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(197,814)	$(115,014)
Net realized gain (loss)	5,942,900	(28,980,829)
Net change in unrealized appreciation/depreciation	(6,455,984)	6,573,316
Net Decrease	(710,898)	(22,522,527)
Dividends to Shareholders from Net Investment Income:
Class A shares	—	(100,800)
Class C shares	—	(34,014)
Class I shares	—	(799,662)
Class R shares	—	(1,653)
Class W shares	—	(1,171)
Total Dividends	—	(937,300)
Net increase (decrease) from transactions in shares of beneficial interest	(1,166,845)	7,737,744
Net Decrease	(1,877,743)	(15,722,083)
Net Assets:
Beginning of period	45,036,974	60,759,057
End of Period (Including accumulated net investment loss of $816,044 and $618,230, respectively)	$43,159,231	$45,036,974

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund

Notes to Financial Statements  ■  January 31, 2010 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Commodities Alpha Fund (the "Fund") was organized as a separate non-diversified portfolio of the Morgan Stanley Series Funds, a Massachusetts business trust, which was registered under the Investment Company Act of 1940 as amended (the"Act"), as an open-end management investment company and commenced operations on April 30, 2008. The Fund's investment objective is long-term total return by investing in commodity-linked notes, commodity swaps and other commodity-linked derivative instruments, as well as fixed income securities and money market instruments.

The Fund offers Class A, Class C, Class I, Class R and Class W shares. Class A and Class C shares are offered to the general public, with Class A subject to a sales charge imposed at the time of purchase and some Class A and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months and one year, respectively. Class I, Class R and Class W shares are offered only to limited categories of investors and are not subject to a sales charge. Additionally, Class A, Class C, Class R and Class W shares incur distribution expenses.

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. ("Invesco"), a leading global investment management company. The Trustees of the Fund approved an Agreement and Plan of Reorganization (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Fund"). Pursuant to the Plan, shareholders of the Fund would become shareholders of the New Fund, receiving shares of such New Fund equal to the value of their holdings in the Fund. The Plan is subject to the approval of the Fund's shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

The following is a summary of significant accounting policies:

A. Investment in Commodities Alpha Fund (Cayman), Ltd — The Fund may invest up to 25% of its total assets in Morgan Stanley Commodities Alpha Fund (Cayman), Ltd, a wholly owned and controlled Cayman Island subsidiary (the "Subsidiary"), which is expected to invest primarily in commodity and financial futures, option and total return swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser").

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Portfolio of Investments. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities and the Fund's Statement of

Morgan Stanley Commodities Alpha Fund

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

Operations as unrealized gain or loss. Distributions received from the Subsidiary are recorded as income on the ex-dividend date. For the six months ended January 31, 2010, the Fund did not receive distributions from the Subsidiary.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund's investment company taxable income.

B. Valuation of Investments — (1) Commodity-linked notes are marked-to-market daily based upon quotations from market makers; (2) the value of shares of the Subsidiary will fluctuate with the value of the Subsidiary's portfolio of investments; (3) when market quotations are not readily available including circumstances under which the Investment Adviser or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

C. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

Morgan Stanley Commodities Alpha Fund

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

E. Structured Securities — The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of the underlying commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years filed in the four-year period ended July 31, 2009, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.

2. Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a

Morgan Stanley Commodities Alpha Fund

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in  determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of January 31, 2010 in valuing the Fund's investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Commodity-Linked Securities	$12,657,995	—	$12,657,995	—
Wholly-Owned Subsidiary	7,053,127	—	7,053,127	—
Short-Term Investments
Certificate of Deposit	3,999,811	—	3,999,811	—
Commercial Paper	14,987,025	—	14,987,025	—
Investment Company	4,527,587	$4,527,587	—	—
Total Short-Term Investments	23,514,423	4,527,587	18,986,836	—
Total	$43,225,545	$4,527,587	$38,697,958	—

3. Investment Advisory/Administration and Sub-Advisory Agreements

The Investment Adviser provides investment advisory services to the Fund and the Subsidiary pursuant to an investment advisory agreement (the "Investment Advisory Agreement"). Pursuant to the Investment

Morgan Stanley Commodities Alpha Fund

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

Advisory Agreement, the Fund pays the Investment Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Fund, and for the Fund expenses assumed by the Investment Adviser. The fee is calculated at the annual rate of 0.80% of the Funds average daily net assets. Effective October 1, 2009, the annual rate was reduced to 0.50%. There is no separate advisory fee charged to the Subsidiary.

Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser provides services to the Fund and the Subsidiary. Pursuant to an ("Administration Agreement"), the Fund pays the Administrator an annual fee of 0.08% of the Fund's average daily net assets. There is no separate administration fee charged to the Subsidiary.

Under the Sub-Advisory Agreement between the Investment Adviser and the Sub-Adviser, the Sub-Adviser provides the Fund with investment advisory services, subject to the overall supervision of the Investment Adviser and the Fund's Officers and Trustees. The Investment Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Investment Adviser receives from the Fund.

The Investment Adviser has voluntarily agreed to cap the Fund's operating expenses (except for brokerage and 12B-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 1.00% of the average daily net assets of the Fund on an annualized basis. The fee waivers and/or expense reimbursements are expected to continue until such time that the Fund's Board of Trustees acts to discontinue such waivers and/or reimbursements when it deems such action is appropriate.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Investment Adviser has agreed to assume the total annual operating expenses of the Subsidiary.

4. Plan of Distribution

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act with respect to its Class C, Class R and Class W shares and a Shareholder Services Plan with respect to its Class A, Class C, Class R and Class W shares (the "Plans"). Pursuant to the Plans, each Class, other than Class I, pays the Distributor compensation accrued daily and payable monthly at the following maximum annual rates: 0.25%, 1.00%, 0.50% and 0.35% of the average daily net assets of Class A, Class C, Class R and Class W shares, respectively.

Morgan Stanley Commodities Alpha Fund

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the Distributor"), an affiliate of the Investment Manager, Sub-Adviser and Administrator.

The Distributor has informed the Fund that for the six months ended January 31, 2010, it received contingent deferred sales charges from certain redemptions of the Fund's Class C shares of $664 and received $11,566 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2010		FOR THE YEAR ENDED JULY 31, 2009
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	36,637	$685,758	218,913	$4,050,393
Reinvestment of dividends	—	—	6,380	100,800
Redeemed	(61,358)	(1,149,098)	(135,897)	(2,533,229)
Net increase (decrease) — Class A	(24,721)	(463,340)	89,396	1,617,964
CLASS C SHARES
Sold	13,482	254,221	34,318	746,919
Reinvestment of dividends	—	—	2,147	34,014
Redeemed	(18,810)	(353,131)	(77,181)	(1,495,339)
Net decrease — Class C	(5,328)	(98,910)	(40,716)	(714,406)
CLASS I SHARES
Sold	126,543	2,334,763	493,687	8,938,730
Reinvestment of dividends	—	—	50,557	798,801
Redeemed	(160,959)	(2,954,238)	(175,274)	(2,916,191)
Net increase (decrease) — Class I	(34,416)	(619,475)	368,970	6,821,340
CLASS R SHARES
Sold	788	14,880	565	10,013
Reinvestment of dividends	—	—	105	1,653
Net increase — Class R	788	14,880	670	11,666
CLASS W SHARES
Sold	—	—	—	9
Reinvestment of dividends	—	—	74	1,171
Net increase — Class W	—	—	74	1,180
Net increase (decrease) in Fund	(63,677)	$(1,166,845)	418,394	$7,737,744

Morgan Stanley Commodities Alpha Fund

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

6. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended January 31, 2010, advisory fees paid were reduced by $16,658 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as "dividends from affiliate" in the Statement of Operations and totaled $19,686 for the six months ended January 31, 2010. During the six months ended January 31, 2010, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $16,545,840 and $37,255,424, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2010 aggregated $17,584,656 and $17,632,814, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Commodities Alpha Fund

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

As of July 31, 2009, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and tax adjustments relating to the wholly-owned subsidiary.

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund's investments in commodity-linked notes involve substantial risks, including risk of loss of a significant portion of their principal value. In addition to commodity risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.

9. Subsequent Events

On September 24, 2009, the Board of Trustees approved a reorganization of Morgan Stanley Natural Resource Development Securities Inc. ("Natural Resources") into the Fund.

On February 8, 2010, the Fund acquired all the net assets of Natural Resources based on the respective valuations as of the close of business on February 5, 2010 pursuant to a Plan of Reorganization approved by the shareholders of Natural Resources on January 12, 2010. The acquisition was accomplished by a tax-free exchange of 4,398,198 Class A shares of the Fund at a net asset value of $17.55 per share for 6,885,671 Class A shares of Natural Resources; 877,174 Class B shares of the Fund at a net asset value of $17.44 per share for 1,692,247 Class B shares of Natural Resources; 410,565 Class C shares of the Fund at a net asset value of $17.44 per share for 796,469 Class C shares of Natural Resources; and 304,313 Class I shares of the Fund at a net asset value of $17.59 per share for 456,729 Class I shares of Natural Resources. The net assets of the Fund and Natural Resources immediately before the acquisition were $42,605,601 and $104,995,087, respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $147,600,688.

10. New Accounting Pronouncement

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. At this time, the Fund's management is evaluating the implications of ASU 2010-06 on the Fund's financial statements.

Morgan Stanley Commodities Alpha Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2010		FOR THE YEAR ENDED JULY 31, 2009		FOR THE PERIOD APRIL 30, 2008^ THROUGH JULY 31, 2008
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.19		$29.55		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.11)		(0.07)		0.10
Net realized and unrealized loss	(0.21)		(10.90)		(0.55)
Total loss from investment operations	(0.32)		(10.97)		(0.45)
Less dividends from net investment income	–		(0.39)		–
Net asset value, end of period	$17.87		$18.19		$29.55
Total Return(2)	(1.76	)%(7)	(36.93)%		(1.50	)%(7)
Ratios to Average Net Assets(3):
Total expenses	1.26	%(4)(5)(8)	1.45	%(4)(5)	1.38	%(4)(8)
Net investment income (loss)	(1.16	)%(4)(5)(8)	(0.41	)%(4)(5)	1.27	%(4)(8)
Rebate from Morgan Stanley affiliate	0.07	%(8)	0.05%		0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$4,991		$5,528		$6,342
Portfolio turnover rate	88	%(7)	225%		6	%(7)

  ^  Commencement of operations.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
January 31, 2010	1.46%	(1.36)%
July 31, 2009	2.53	(1.48)

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2010		FOR THE YEAR ENDED JULY 31, 2009		FOR THE PERIOD APRIL 30, 2008^ THROUGH JULY 31, 2008
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.15		$29.47		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.18)		(0.21)		0.04
Net realized and unrealized loss	(0.20)		(10.86)		(0.57)
Total loss from investment operations	(0.38)		(11.07)		(0.53)
Less dividends from net investment income	–		(0.25)		–
Net asset value, end of period	$17.77		$18.15		$29.47
Total Return(2)	(2.09	)%(7)	(37.47)%		(1.70	)%(7)
Ratios to Average Net Assets(3):
Total expenses	2.01	%(4)(5)(8)	2.22	%(4)(5)	2.13	%(4)(8)
Net investment income (loss)	(1.91	)%(4)(5)(8)	(1.17	)%(4)(5)	0.53	%(4)(8)
Rebate from Morgan Stanley affiliate	0.07	%(8)	0.05%		0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$2,263		$2,408		$5,111
Portfolio turnover rate	88	%(7)	225%		6	%(7)

  ^  Commencement of operations.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
January 31, 2010	2.21%	(2.11)%
July 31, 2009	3.30	(2.25)

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2010		FOR THE YEAR ENDED JULY 31, 2009		FOR THE PERIOD APRIL 30, 2008^ THROUGH JULY 31, 2008
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.21		$29.57		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.09)		(0.03)		0.07
Net realized and unrealized loss	(0.20)		(10.91)		(0.50)
Total loss from investment operations	(0.29)		(10.94)		(0.43)
Less dividends from net investment income	–		(0.42)		–
Net asset value, end of period	$17.92		$18.21		$29.57
Total Return(2)	(1.59	)%(7)	(36.77)%		(1.47	)%(7)
Ratios to Average Net Assets(3):
Total expenses	1.01	%(4)(5)(8)	1.22	%(4)(5)	1.19	%(4)(8)
Net investment income (loss)	(0.91	)%(4)(5)(8)	(0.17	)%(4)(5)	0.88	%(4)(8)
Rebate from Morgan Stanley affiliate	0.07	%(8)	0.05%		0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$35,732		$36,939		$49,066
Portfolio turnover rate	88	%(7)	225%		6	%(7)

  ^  Commencement of operations.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
January 31, 2010	1.21%	(1.11)%
July 31, 2009	2.30	(1.25)

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2010		FOR THE YEAR ENDED JULY 31, 2009		FOR THE PERIOD APRIL 30, 2008^ THROUGH JULY 31, 2008
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.18		$29.53		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.13)		(0.12)		0.03
Net realized and unrealized loss	(0.20)		(10.90)		(0.50)
Total loss from investment operations	(0.33)		(11.02)		(0.47)
Less dividends from net investment income	–		(0.33)		–
Net asset value, end of period	$17.85		$18.18		$29.53
Total Return(2)	(1.82	)%(7)	(37.13)%		(1.57	)%(7)
Ratios to Average Net Assets(3):
Total expenses	1.51	%(4)(5)(8)	1.72	%(4)(5)	1.68	%(4)(8)
Net investment income (loss)	(1.41	)%(4)(5)(8)	(0.67	)%(4)(5)	0.39	%(4)(8)
Rebate from Morgan Stanley affiliate	0.07	%(8)	0.05%		0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$114		$102		$146
Portfolio turnover rate	88	%(7)	225%		6	%(7)

  ^  Commencement of operations.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
January 31, 2010	1.71%	(1.61)%
July 31, 2009	2.80	(1.75)

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2010		FOR THE YEAR ENDED JULY 31, 2009		FOR THE PERIOD JUNE 03, 2008^^ THROUGH JULY 31, 2008
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$18.19		$29.55		$31.38
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.12)		(0.09)		0.04
Net realized and unrealized loss	(0.20)		(10.90)		(1.87)
Total loss from investment operations	(0.32)		(10.99)		(1.83)
Less dividends from net investment income	–		(0.37)		–
Net asset value, end of period	$17.87		$18.19		$29.55
Total Return(2)	(1.76	)%(7)	(37.01)%		(5.83	)%(7)
Ratios to Average Net Assets(3):
Total expenses	1.36	%(4)(5)(8)	1.57	%(4)(5)	1.50	%(4)(8)
Net investment income (loss)	(1.26	)%(4)(5)(8)	(0.52	)%(4)(5)	0.77	%(4)(8)
Rebate from Morgan Stanley affiliate	0.07	%(8)	0.05%		0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$58		$59		$94
Portfolio turnover rate	88	%(7)	225%		6	%(7)

  ^^  The date the shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
January 31, 2010	1.56%	(1.46)%
July 31, 2009	2.65	(1.60)

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy ("Policy") annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies ("affiliated companies"). It also discloses how you may limit our affiliates' use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Commodities Alpha Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies. In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client

Morgan Stanley Commodities Alpha Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit Our Sharing of Certain Personal Information About You With Our Affiliated Companies for Eligibility Determination?

We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies — such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5. How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?

You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6. How Can You Send Us an Opt-Out Instruction?

If you wish to limit our sharing of certain personal information about you with our affiliated companies for "eligibility purposes" and for our affiliated companies' use in marketing products and services to you as described in this notice, you may do so by:

•  Calling us at (800) 869-6397
Monday–Friday between 8a.m. and 8p.m. (EST)

•  Writing to us at the following address:
Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Morgan Stanley Commodities Alpha Fund

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies' products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice to Residents of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Morgan Stanley
Commodities Alpha Fund (Cayman), Ltd.

Unaudited Semi-Annual Financial Statements

For the Six Months ended January 31, 2010
(Expressed in United States Dollars)

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Unaudited Semi-Annual Financial Statements
For the Six Months ended January 31, 2010

Contents

Unaudited Financial Statements

Portfolio of Investments	31

Statement of Assets and Liabilities	33

Statement of Operations	33

Statements of Changes in Net Assets	34

Notes to Financial Statements	35

Financial Highlights	43

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Portfolio of Investments  ■  January 31, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION	VALUE
	Short-term Investment (102.7%)
	Commercial Paper
$2,000	Calyon Appold Street 04/21/2010, 0.01%	$1,999,110
2,000	Societe Generale London 05/21/2010, 0.01%	1,998,502
	Cost ($3,997,640)	3,997,612
	Repurchase Agreement
3,244	State Street Bank and Trust Company 0.01% due 02/01/2010 (dated 01/31/2010; proceeds $3,244,109) (Cost $3,244,109) (a)	$3,244,109
	Total Investments (Cost $7,241,749)	7,241,721
	Liabilities in Excess of Other Assets	(188,594)
	Net Assets	$7,053,127

  (a)  Collateralized by United States Treasury Bill 0.01% due 06/03/10 valued at $3,309,007

Total Return Swap Agreements Open at January 31, 2010:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	NOTIONAL AMOUNT (000'S)	PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs International Commodity Index	$10,396	Floating Rate 0.00%##	Floating Rate 0.00%##	02/03/09	$(1,164,914)
Goldman Sachs International Commodity Index	1,064	Floating Rate 0.00%#	Floating Rate 0.00%#	02/04/09	(102,886)
Goldman Sachs International Commodity Index	4,029	Floating Rate 0.00%##	Floating Rate 0.00%##	02/04/09	592,141
Net Unrealized Depreciation					$(675,659)

  #  Floating rate represents DJ-UBS TR Index.

  ##  Floating rate represents 3-month T-Bill Discount Action Rate Average.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Portfolio of Investments  ■  January 31, 2010 (unaudited) continued

Futures Contracts Open at January 31, 2010:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
60	Long	Copper LME Futures February 2010	$10,095,375	$782,625
60	Short	Copper LME Futures February 2010	(10,095,375)	(821,625)
98	Long	Corn Futures July 2010	1,849,750	(289,252)
93	Short	Corn Futures March 2010	(1,657,725)	283,650
17	Long	Heating Oil Futures November 2010	1,480,622	(188,262)
16	Short	Heating Oil Futures February 2010	(1,285,536)	195,097
145	Long	Lead Futures February 2010	7,277,188	(578,188)
145	Short	Lead Futures February 2010	(7,277,188)	659,750
10	Long	Natural Gas Futures November 2010	623,500	(42,670)
7	Short	Natural Gas Futures February 2010	(359,170)	39,956
31	Long	Sugar 11 Futures April 2010	992,992	81,690
27	Short	Sugar 11 Futures February 2010	(904,176)	(71,678)
	Net Unrealized Appreciation			$51,093
Under the futures agreements, $85,972 of the Fund's cash has been pledged as collateral.

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Financial Statements

Statement of Assets and Liabilities

January 31, 2010 (unaudited)

Assets:
Investments in securities (cost $7,241,749)	$7,241,721
Unrealized appreciation on open swap agreements	592,141
Cash collateral on swap contracts due from broker	350,000
Cash collateral on futures contracts due from broker	85,972
Variation margin on futures contracts	51,093
Total Assets	8,320,927
Liabilities:
Unrealized depreciation on open swap agreements	1,267,800
Total Liabilities	1,267,800
Net Assets	$7,053,127
Composition of Net Assets:
Paid-in-capital	$14,045,743
Net unrealized depreciation	(624,594)
Accumulated undistributed net investment income	29,892
Accumulated undistributed net realized loss	(6,397,914)
Net Assets	$7,053,127
Net Assets	$7,053,127
Shares Outstanding (5,000,000 shares authorized, $.01 par value)	953,105
Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$7.40

Statement of Operations

For the six months ended Janaury 31, 2010 (unaudited)

Net Investment Income:
Interest Income	$617
Expenses
Audit fee	7,800
Accounting fee	5,453
Custody fee	3,952
Legal fee	2,903
Total Expenses	20,108
Less: reimbursement of operating expenses	(20,108)
Net Expenses	—
Net Investment Income	617
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Swap contracts	2,539,770
Futures Contracts	(351,443)
Net Realized Gain	2,188,327
Net Change in Unrealized Appreciation/Depreciation on:
Investment	(27)
Swap Contracts	(2,042,265)
Futures Contracts	63,534
Net Change in Unrealized Appreciation/Depreciation	(1,978,758)
Net Gain	209,569
Net Increase	$210,186

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JANUARY 31, 2010	FOR THE YEAR ENDED JULY 31, 2009
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$617	$33,158
Net realized gain (loss)	2,188,327	(9,207,930)
Net change in unrealized appreciation (depreciation)	(1,978,758)	2,196,580
Net Increase (Decrease)	210,186	(6,978,192)
Net increase (decrease) from transactions in shares of beneficial interest	(3,148,848)	9,475,285
Net Increase (Decrease)	(2,938,662)	2,497,093
Net Assets:
Beginning of period	9,991,789	7,494,696
End of Period (Including undistributed net investment income of $29,892 and $54,876, respectively)	$7,053,127	$9,991,789

See Notes to Financial Statements

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Notes to Financial Statements  ■  January 31, 2010 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd. (the "Fund") is organized as a Cayman Islands Company Limited by Shares. The Fund will invest primarily in commodity swaps, futures and option contracts, as well as fixed income securities. The Fund was organized on March 4, 2008 and commenced operations on April 30, 2008. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") and are expressed in United States Dollars.

The Fund's Investment Adviser is Morgan Stanley Investment Advisers Inc. The Fund's Sub-Adviser is Morgan Stanley Investment Management Limited.

As of January 31, 2010, 100% of the Fund was owned by Morgan Stanley Commodities Alpha Fund (the "Trust"), a separate non-diversified Fund of the Morgan Stanley Series Funds.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Commodity swaps are marked to market daily based upon quotations from market makers; (2) when market quotations are not readily available, including circumstances under which it is determined by the Investment Adviser that the price is not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (3) short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, unless the Trustees determine such price does not reflect the securities' market value, in which case these securities will be valued at their fair value as determined by the Trustees.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Interest income is accrued daily as earned.

C. Commodity Linked Derivatives — The Fund invests a significant percentage of its assets in commodity swaps and other commodity linked derivatives. Commodity-linked derivatives are derivative instruments, the value of which are derived or linked to the price movement of a physical commodity, commodity indexes or commodity contracts. Commodity-linked derivatives provide investors with exposure to the investment return of the commodities markets without investing directly in physical commodities. Physical commodities are tangible assets such as oil, gas, metal, livestock and agricultural products.

D. Swaps — A swap is a derivative in the form of an agreement to exchange the return generated by one instrument for the return generated by another instrument.

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

The Fund will usually enter into swaps, including commodity swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities to avoid any potential leveraging of the Fund.

Commodity and total rate of return swaps do not involve the delivery of commodities securities, other underlying assets or principal. Accordingly, the risk of loss with respect to such swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

E. Future — A futures contract is an agreement to buy or sell a standard amount of a specified financial instrument at a fixed price at a fixed future date.

Futures contracts are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation/depreciation and recorded in the Statement of Assets and Liabilities. When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations. Futures contracts may be used in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the underlying securities.

Futures contracts involve market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movement in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments.

F. Money Market Securities — The Fund may invest in various money market securities to generate income to secure its margin obligations in connection with its transactions in commodity-linked derivatives, for cash management purposes or when assuming a temporary defensive position.

The Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending, typically involve the acquisition of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that a fund will

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The collateral will be marked-to-market daily to determine that the value of the collateral, as specified in the agreement, does not decrease below the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to the account to maintain full collateralization. A fund will accrue interest from the institution until the time when the repurchase is to occur.

G. Federal Income Tax Policy — The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gain taxes. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision. The Fund follows the provisions of the Financial Accounting Standard Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the tax benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. Since the Fund does not have any potential exposure to Federal or State taxes, there would be no liabilities resulting from uncertain tax positions. Therefore, the adoption of FIN 48 did not have any impact on the Fund's financial statements.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Subsequent Events — The Fund considers events or transactions that occur after the date of the statement of assets and liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through the date of issuance of these financial statements.

2. Fair Value Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments carried at value:

		FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES LEVEL 1	OTHER SIGNIFICANT OBSERVABLE INPUTS LEVEL 2	SIGNIFICANT UNOBSERVABLE INPUTS LEVEL 3
Assets:
Short-term Investments	$7,241,721	—	$7,241,721	—
Future	2,042,768	$2,042,768	—	—
Swap Contract	592,141	—	592,141	—
Total	$9,876,630	$2,042,768	$7,833,862	—
Liabilities:
Future	$(1,991,675)	$(1,991,675)	—	—
Swap Contract	(1,267,800)	—	$(1,267,780)	—
Total	$(3,259,475)	$(1,991,675)	$(1,267,780)	—

3. Derivative Financial Instruments

The Fund may use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

value is based on the value of another underlying asset, interest rate, index or financial instrument. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the other party to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation or depreciation. Upon disposition, a realized gain or loss is generally recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable SEC rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged.

Although the Investment Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund has used and their associated risks:

Futures A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behaviour or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund's initial investment in such contracts.

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

Under the futures agreements, $85,972 of the Fund's cash has been pledged as collateral.

Transactions in futures contracts for the six months ended January 31, 2010, were as follows:

NUMBER OF CONTRACTS
Futures outstanding at beginning of the period	112
Futures opened	3,409
Futures closed	(2,812)
Futures outstanding at January 31, 2010	709

Swaps A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. When the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. Cash collateral has been offset against open swap contracts under the provisions of FASB Interpretation No. 39 Offsetting of Amounts Related to Certain Contracts an interpretation of APB Opinion No. 10 and FASB Statement No. 105 and are included within "Swap Contracts" on the Statement of Assets and Liabilities. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized loss on swap contracts on the Statement of Operations.

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

Transactions in swap contracts for the six months ended January 31, 2010, were as follows:

NOTIONAL AMOUNT (000's)
Swaps outstanding at beginning of the period	19,328
Swaps opened	630,591
Swaps closed	(634,430)
Swaps outstanding at January 31, 2010	15,489

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of January 31, 2010.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE		LIABILITY DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE
Commodity Contract Risk	Variation margin	$2,042,768	†	Variation margin	$(1,991,675)†
	Unrealized appreciation on open swap contracts	592,141		Unrealized depreciation on open swap contracts	(1,267,800)
		$2,634,909			$(3,259,475)

  †  Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized gains (losses) by type of derivative contracts for the six months ended January 31, 2010.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	SWAPS	TOTAL
Commodity Contract Risk	$(351,443)	$2,539,770	$2,188,327

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	SWAPS	TOTAL
Commodity Contract Risk	$63,534	$(2,042,265)	$(1,978,731)

4. Investment Advisory/Administration Agreements

The Investment Adviser provides investment advisory services to the Fund and the Trust pursuant to an investment advisory agreement (the "Investment Advisory Agreement"). Pursuant to the Investment Advisory Agreement, the Trust pays the Investment Adviser a monthly advisory fee as full compensation for the services and facilities furnished to the Trust, and for Trust expenses assumed by the Investment Adviser. There is no separate advisory fee charged to the Fund.

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Notes to Financial Statements  ■  January 31, 2010 (unaudited) continued

The administration services provided to the Fund and the Trust are provided by Morgan Stanley Services Company Inc. ("Administrator"), a wholly owned subsidiary of the Investment Adviser, pursuant to an administration agreement ("Administration Agreement") entered into by the Fund, the Trust and the Administrator. There is no separate administration fee charged to the Fund.

Pursuant to a sub-advisory agreement between the Investment Adviser and the Sub-Adviser (the "Sub-Advisory Agreement"), the Sub-Adviser has been retained, subject to the overall supervision of the Investment Adviser and the Trustees of the Fund, to continuously furnish investment advice concerning investments and to manage the Fund and the Trust. As compensation for its service, the Investment Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees it receives from the Trust.

The Investment Adviser has agreed to assume the total operating expenses of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2010		FOR THE YEAR ENDED JULY 31, 2009
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	390,675	$2,625,512	2,186,069	$17,996,025
Redeemed	(726,149)	(5,774,360)	(1,155,411)	(8,520,740)
Net (decrease) increase in Fund	(335,474)	$(3,148,848)	1,030,658	$9,475,285

6. New Accounting Pronouncement

On January 21, 2010, the Financial Accounting Standard Board issued Accounting Standards Update ("ASU") 2010-06. The ASU amends Accounting Standards Codification 820 to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales issuances, and settlements relating to Level 3 measurements. It also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The application of ASU 2010-06 is required for fiscal years and interim periods beginning after December 15, 2009, except for disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements, which are required for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. At this time, the Fund's management is evaluating the implications of ASU 2010-06 on the Fund's financial statements.

Morgan Stanley Commodities Alpha Fund (Cayman), Ltd.

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2010		FOR THE YEAR ENDED JULY 31, 2009	FOR THE PERIOD APRIL 30, 2008@@ THROUGH JULY 31, 2008
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$7.75		$29.06	$30.00
Income (loss) from investment operations:
Net investment income(1)	0.00		0.03	0.08
Net realized and unrealized loss	(0.35)		(21.34)	(1.02)
Total loss from investment operations	(0.35)		(21.31)	(0.94)
Net asset value, end of period	$7.40		$7.75	$29.06
Total Return	(4.52	)%(3)	(73.33)%	(3.13	)%(3)
Ratios to Average Net Assets:
Total expenses(2)	0.00	%(4)	0.00%	0.00	%(4)
Net investment income	0.01	%(4)	0.44%	1.02	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$7,053		$9,992	$7,495

@@  Commencement of Operations.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  If the Fund had borne all expenses that were reimbursed or waiver by the Investment Adviser, the annualized expense ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO
January 31, 2010	0.44%
July 31, 2009	1.04
July 31, 2008	0.92

  (3)  Not annualized.

  (4)  Annualized.

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London E14 4QA England

INVESTMENT MANAGEMENT

Morgan Stanley
Commodities Alpha Fund

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2010 Morgan Stanley

Semiannual Report

January 31, 2010

COASAN
IU10-01365P-Y01/10

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Commodities Alpha Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010